Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

July 14, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Smart Trust, Strategic Growth & Income Trust (2009 Series D) (File No. 333-159889) (CIK# 1466111)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on July 13, 2009.

Very truly yours,

Smart Trust, Strategic Growth & Income Trust (2009 Series D)

By: Hennion & Walsh, Inc.

By	/s/ KEVIN D. MAHN Kevin D. Mahn Authorized Signator